Item 1. Report to Shareholders

T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

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T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

Performance Comparison
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GNMA FUND
---------
                               Lipper GNMA Funds Ave      GNMA-Fund
                               ---------------------      ---------
5/93                                     10                   10
5/94                                      9.942                9.926
5/95                                     10.963               11.129
5/96                                     11.441               11.543
5/97                                     12.402               12.52
5/98                                     13.591               13.767
5/99                                     14.103               14.302
5/00                                     14.429               14.607
5/01                                     16.122               16.405
5/02                                     17.327               17.709
5/03                                     18.416               18.961


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/03     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
GNMA Fund                  7.07%           9.08%           6.61%           6.61%

Citigroup GNMA
Index                      6.17            8.94            6.98            7.01

Lipper GNMA Funds
Average                    6.15            8.36            6.19            6.29

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

Dear Shareholder,
We are pleased that your fund had a positive return of 7.07% during the 12 months ended May 31, 2003, surpassing the Lipper GNMA Funds Average of similarly managed funds during the period, as shown in the table on the preceding page. The fund's fiscal year was hampered by record prepayments as homeowners took advantage of steadily declining rates to refinance their mortgages.

As you know, the fund seeks to provide high current income consistent with maximum credit protection and moderate price fluctuation by investing at least 80% of net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The guarantee does not extend to the fund's share price, which will fluctuate.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. Higher-quality bonds such as Treasuries and investment-grade corporate securities did slightly better than their lower-rated counterparts over the 12-month period, while mortgage-backed bonds were the weakest performers due to record prepayments.


Major Index Returns
-------------------


1 Year Ended                                                 12-Month
5/31/03                                                       Returns
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Treasury
Securities Index                                                14.22%

Lehman Brothers
U.S. Aggregate
Index                                                           11.58

Lehman Brothers
U.S. Credit Index                                               16.06

Lehman Brothers
Mortgage-Backed
Securities Index                                                 6.42

CS First Boston
High Yield Index                                                13.25

Source: Lehman Brothers and CS First Boston


The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Yields declined in general as the economy remained sluggish, an environment that benefits most higher-quality bonds with longer maturities but also leads to higher mortgage prepayments.

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T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

Interest Rate Levels
--------------------

                 Current Coupon GNMA       10-year Treasury Note
                 -------------------       ---------------------

5/31/02           6.23                          5.04
                  6.08                          4.80
                  5.79                          4.46

8/31/02           5.35                          4.14
                  5.15                          3.59
                  5.25                          3.89

11/30/02          5.42                          4.21
                  5.02                          3.81
                  5.19                          3.96

2/28/03           4.87                          3.69
                  4.97                          3.80
                  4.87                          3.84

5/31/03           4.33                          3.37


The Portfolio Characteristics table shows various portfolio details as of May 31, 2003, compared with one year earlier. The weighted average maturity of the portfolio contracted during the year, while the quality of the portfolio's holdings remained stable at AAA. The fund's better performance than its benchmarks was largely due to our focus on prepayment-protected securities and the portfolio's somewhat longer duration. The distributions and yield fell from the level of May 31, 2002, reflecting declining bond yields over the year. However, the fund's price per share rose since bond prices move in the opposite direction of yields.

Portfolio Characteristics
-------------------------

Periods Ended                                      5/31/02              5/31/03
--------------------------------------------------------------------------------

Price Per Share                            $          9.61      $          9.89

30-Day Standardized
Yield to Maturity                                     4.81                 3.41

Weighted Average Maturity (years) *                    4.7                  2.4

Weighted Average Quality **                            AAA                  AAA

* Based on prepayment-adjusted life of GNMA securities.
** Based on T. Rowe Price research.

We thank you for your continued support.
Respectfully submitted,

James S. Riepe
Chairman

June 20, 2003

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T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                   Year
                  Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99

NET ASSET
VALUE
Beginning
of period      $    9.61   $    9.40   $    8.92   $    9.33   $    9.57

Investment activities
  Net investment
  income (loss)     0.37        0.52        0.59        0.60        0.61

  Net realized
  and unrealized
  gain (loss)       0.30        0.21        0.48       (0.41)      (0.24)

  Total from
  investment
  activities        0.67        0.73        1.07        0.19        0.37

Distributions
  Net investment
  income           (0.39)      (0.52)      (0.59)      (0.60)      (0.61)

NET ASSET VALUE
End of period  $    9.89   $    9.61   $    9.40   $    8.92   $    9.33
               ---------   ---------   ---------   ---------   ---------


Ratios/Supplemental Data

Total return^       7.07%       7.95%      12.31%       2.13%       3.88%

Ratio of total
expenses to
average net
assets              0.70%       0.69%       0.70%       0.71%       0.71%

Ratio of net
investment
income (loss)
to average
net assets          3.68%       5.33%       6.39%       6.61%       6.36%

Portfolio
turnover rate      385.8%      145.2%       71.2%       63.8%       86.7%

Net assets,
end of period
(in millions)  $   1,466   $   1,223   $   1,043   $   1,052   $   1,111

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials                         May 31, 2003

Portfolio of Investments                    Par/Shares                 Value
--------------------------------------------------------------------------------
                                                        In thousands

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 100.3%

U.S. Government Guaranteed Obligations 100.3%
Government National Mortgage Assn.

  2.212%, 2/16/10                          $         4,000      $         3,980

  4.50%, 4/15 - 5/15/18                             42,330               43,759

  5.50%, 11/15/17 - 3/15/33                        174,241              182,460

  6.00%, 11/15/08 - 3/20/33                        211,742              222,289

  6.50%, 12/15/14 - 3/15/33                        149,937              157,637

  6.625%, 1/15/40                                    9,850               11,318

  6.73%, 9/15/30                                    19,536               22,558

  6.75%, 2/15/41                                     9,892               10,780

  7.00%, 3/15/13 - 7/15/32                         158,017              166,863

  7.37%, 8/15/33                                     9,367               10,385

  7.50%, 3/15/07 - 9/15/32                          78,261               83,478

  8.00%, 3/15/14 - 3/15/30                          36,444               39,780

  8.50%, 12/15/04 - 6/20/29                          7,794                8,601

  8.75%, 6/15/17                                        29                   32

  9.00%, 5/15/09 - 9/15/24                           3,520                3,919

  9.25%, 2/20/16 - 5/15/21                             718                  801

  9.50%, 6/15/09 - 12/15/24                          1,950                2,164

  9.75%, 8/15/16 - 2/15/21                             447                  503

  10.00%, 2/15/16 - 3/15/26                          7,104                7,968

  10.25%, 3/20 - 9/20/16                                23                   26

  10.50%, 2/15/13 - 10/15/21                           680                  766

  10.75%, 2/15/16 - 1/15/18                            225                  255

  11.00%, 2/15/10 - 9/20/20                            487                  547

  11.50%, 4/15/10 - 7/20/20                          1,002                1,133

  12.00%, 10/15/10 - 7/15/15                         1,100                1,254

  12.25%, 1/20/14 - 7/20/15                             75                   86

  12.50%, 4/15/10 - 1/20/16                            584                  668

  12.75%, 10/20/13 - 2/20/15                            79                   90

  13.00%, 1/15/11 - 9/20/15                            349                  401

  13.50%, 5/15/10 - 1/15/15                            253                  288


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                                                Par/Shares                Value
--------------------------------------------------------------------------------
CMO

  5.00%, 8/16/28                           $        12,550      $        12,982

  6.00%, 2/20/28 - 5/20/29                          53,900               56,234

  6.50%, 10/20/27 - 3/20/32                         34,448               36,445

  7.00%, 5/16/24                                     5,073                5,110


         Interest Only

  6.50%, 1/20/30 - 8/20/30 +                        24,833                  726

  8.00%, 6/16/23 +                                     267                    8

         Principal Only, 3/16/28                     2,547                2,422

         TBA

  4.50%, 1/1/18                                     18,170               18,783

  5.00%, 1/1/18 - 1/1/33                           186,000              192,791

  5.50%, 1/1/33                                     65,900               68,731

  6.00%, 1/1/33                                     75,380               78,791

U.S. Department of Veteran Affairs

         CMO

  7.25%, 10/15/08                                   10,545               11,021

  9.54%, 3/15/25                                     1,130                1,316

Total U.S. Government Guaranteed Obligations
(Cost  $1,437,328)                                                     1,470,149

U.S. GOVERNMENT OBLIGATIONS 2.1%

U.S. Treasury Obligations 2.1%

United States Treasury Notes,
2.625%, 5/15/08                                     29,900               30,386

Total U.S. Treasury Obligations (Cost $30,366)                           30,386

REPURCHASE AGREEMENTS  3.4%

Credit Suisse First Boston, Tri-Party,
  Dated 5/30/03, 1.32%
  Delivery Value of $50,060 on 6/2/03 @             50,000               50,000

Total Repurchase Agreements (Cost $50,000)                               50,000

MONEY MARKET FUNDS  18.4%

T. Rowe Price Government
Reserve Investment Fund, 1.22% # !                 270,033              270,033

Total Money Market Funds (Cost $ 270,033)                               270,033

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T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
124.2% of Net Assets (Cost $1,787,727)                               $1,820,568

Other Assets Less Liabilities                                          (354,234)

NET ASSETS                                                           $1,466,334
                                                                     ----------


#    Seven-day yield

+ Interest Only security for which the fund receives interest on notional principal (par)

!    Affiliated company - See Note 2.

@ Collateralized by U.S. government securities valued at $51,002,000 at May 31, 2003 - See Note 2.

CMO  Collateralized Mortgage Obligation

TBA  To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
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Certified Shareholder Report and Financials                         May 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

  Affiliated companies (cost $270,033)                     $  270,033

  Other companies (cost $ 1,517,694)                        1,550,535

Total investments in securities                             1,820,568

Receivable from securities sold                                86,978

Other assets                                                    9,030

Total assets                                                1,916,576

Liabilities

Payable for investment securities purchased                   447,646

Other liabilities                                               2,596

Total liabilities                                             450,242

NET ASSETS                                                 $1,466,334
                                                           ----------


Net Assets Consist of:

Undistributed net investment income (loss)                 $   (4,444)

Undistributed net realized gain (loss)                         16,999

Net unrealized gain (loss)                                     32,841

Paid-in-capital applicable to 148,323,827 shares of
no par value shares of beneficial interest outstanding;
unlimited number of shares authorized                       1,420,938

NET ASSETS                                                 $1,466,334
                                                           ----------


NET ASSET VALUE PER SHARE                                  $     9.89
                                                           ----------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
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In thousands
                                                                 Year
                                                                Ended
                                                              5/31/03
Investment Income (Loss)

Interest income

  Interest                                                 $   56,216

  Income distributions from mutual funds                        4,316

  Total income                                                 60,532

Expenses

  Investment management                                         6,528

  Shareholder servicing                                         2,530

  Custody and accounting                                          367

  Prospectus and shareholder reports                              120

  Registration                                                     52

  Legal and audit                                                  16

  Trustees                                                         12

  Miscellaneous                                                     8

  Total expenses                                                9,633

Net investment income (loss)                                   50,899

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   41,151

  Futures                                                      (1,696)

  Net realized gain (loss)                                     39,455

Change in net unrealized gain (loss) on securities                924

Net realized and unrealized gain (loss)                        40,379

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   91,278
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        50,899      $        59,997

  Net realized gain (loss)                          39,455                8,479

  Change in net unrealized gain (loss)                 924               17,201

  Increase (decrease) in net assets
  from operations                                   91,278               85,677

Distributions to shareholders

  Net investment income                            (55,051)             (60,967)

Capital share transactions *

  Shares sold                                      492,751              311,301

  Distributions reinvested                          48,335               52,863

  Shares redeemed                                 (333,836)            (208,770)

  Increase (decrease) in net
  assets from capital
  share transactions                               207,250              155,394

Net Assets

Increase (decrease) during period                  243,477              180,104

Beginning of period                              1,222,857            1,042,753

End of period                              $     1,466,334      $     1,222,857
                                           ---------------      ---------------

*Share information

  Shares sold                                       50,166               32,597

  Distributions reinvested                           4,909                5,530

  Shares redeemed                                  (33,935)             (21,927)

  Increase (decrease) in shares outstanding         21,140               16,200

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 26, 1985. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2003, the value of affiliated companies totaled $270,033,000, representing 18.4% of the value of the fund's investments in securities. For the year then ended, $4,316,000 (7.1%) of interest income reflected in the accompanying financial statements resulted from transactions with affiliated companies.

Other
Purchases and sales of U.S. government securities aggregated $5,602,511,000 and $5,355,904,000, respectively, for the year ended May 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $55,051,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                       $39,142,000

Unrealized depreciation                                        (8,121,000)

Net unrealized appreciation (depreciation)                     31,021,000

Undistributed ordinary income                                  14,375,000

Paid-in capital                                             1,420,938,000

Net assets                                                 $1,466,334,000
                                                           --------------


Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $651,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures transactions; accordingly, $1,170,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $12,084,000 of capital loss carryforwards.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                         $5,080,000

Undistributed net realized gain                            (10,063,000)

Paid-in capital                                              4,983,000

At May 31, 2003, the cost of investments for federal income tax purposes was $1,789,547,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $578,000.

In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates
(collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,273,000 for the year ended May 31, 2003, of which $117,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2003, the fund was allocated $852,000 of Spectrum Funds' expenses, of which $469,000 related to services provided by Price and $40,000 was payable at period-end. At May 31, 2003, approximately 27% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $4,316,000.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of T. Rowe Price GNMA Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price GNMA Fund (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $5,777,000 from short-term capital gains,

o $3,000 from long-term capital gains, subject to the 20% rate gains category.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees


Name
(Date of Birth)         Principal Occupation(s) During Past 5 Years and
Year Elected*           Directorships of Other Public Companies

Anthony W. Deering      Director, Chairman of the Board, President, and
(1/28/45)               Chief Executive Officer, The Rouse Company, real
1985                    estate developers; Director, Mercantile Bank
                        (4/03 to present)

Donald W. Dick, Jr.     Principal, EuroCapital Advisors, LLC, an
(1/27/43)               acquisition and management advisory firm
2001

David K. Fagin          Director, Golden Star Resources Ltd., Canyon
(4/9/38)                Resources Corp. (5/00 to present), and Pacific
2001                    Rim Mining Corp. (2/02 to present); Chairman and
                        President, Nye Corp.

F. Pierce Linaweaver    President, F. Pierce Linaweaver & Associates,
(8/22/34)               Inc., consulting environmental and civil
1985                    engineers

Hanne M. Merriman       Retail Business Consultant; Director, Ann Taylor
(11/16/41)              Stores Corp., Ameren Corp., Finlay Enterprises,
2001                    Inc., The Rouse Company, and US Airways Group,
                        Inc.

John G. Schreiber       Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)              a real estate investment company; Senior Advisor
1992                    and Partner, Blackstone Real Estate Advisors,
                        L.P.; Director, AMLI Residential Properties
                        Trust, Host Marriott Corp., and The Rouse
                        Company

Hubert D. Vos           Owner/President, Stonington Capital Corp., a
(8/2/33)                private investment company
2001

Paul M. Wythes          Founding Partner, Sutter Hill Ventures, a
(6/23/33)               venture capital limited partnership, providing
2001                    equity capital to young high-technology
                        companies throughout the United States;
                        Director, Teltone Corp.

*Each independent trustee oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------

Inside Trustees

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios        Principal Occupation(s) During Past 5 Years and
Overseen]               Directorships of Other Public Companies

William T. Reynolds     Director and Vice President, T. Rowe Price and
(5/26/48)               T. Rowe Price Group, Inc.; Director, T. Rowe
1997                    Price Global Asset Management Limited
[37]

James S. Riepe          Director and Vice President, T. Rowe Price; Vice
(6/25/43)               Chairman of the Board, Director, and Vice
1985                    President, T. Rowe Price Group, Inc.; Chairman
[105]                   of the Board and Director, T. Rowe Price Global
                        Asset Management Limited, T. Rowe Price Global
                        Investment Services Limited, T. Rowe Price
                        Investment Services, Inc., T. Rowe Price
                        Retirement Plan Services, Inc., and T. Rowe
                        Price Services, Inc.; Chairman of the Board,
                        Director, President, and Trust Officer, T. Rowe
                        Price Trust Company; Director, T. Rowe Price
                        International, Inc.; Chairman of the Board, GNMA Fund

M. David Testa          Chief Investment Officer, Director, and Vice
(4/22/44)               President, T. Rowe Price; Vice Chairman of the
1997                    Board, Chief Investment Officer, Director, and
[105]                   Vice President, T. Rowe Price Group, Inc.;
                        Director, T. Rowe Price Global Asset Management
                        Limited and T. Rowe Price Global Investment
                        Services Limited; Chairman of the Board and
                        Director, T. Rowe Price International, Inc.;
                        Director and Vice President, T. Rowe Price Trust
                        Company

*Each inside trustee serves until retirement, resignation, or election of a successor.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------

Officers


Name
(Date of Birth)
Title and Fund(s)
Served                  Principal Occupation(s)

Connice A. Bavely       Vice President, T. Rowe Price and T. Rowe Price
(3/5/51)                Group, Inc.
President, GNMA Fund

Stephen V. Booth        Vice President, T. Rowe Price, T. Rowe Price
(6/21/61)               Group, Inc., and T. Rowe Price Trust Company
Vice President, GNMA
Fund

Joseph A. Carrier       Vice President, T. Rowe Price, T. Rowe Price
(12/30/60)              Group, Inc., and T. Rowe Price Investment
Treasurer, GNMA Fund    Services, Inc.

Roger L. Fiery III      Vice President, T. Rowe Price, T. Rowe Price
(2/10/59)               Group, Inc., T. Rowe Price International, Inc.,
Vice President, GNMA    and T. Rowe Price Trust Company
Fund

Gregory S. Golczewski   Vice President, T. Rowe Price and T. Rowe Price
(1/15/66)               Trust Company
Vice President, GNMA
Fund

Henry H. Hopkins        Director and Vice President, T. Rowe Price
(12/23/42)              Group, Inc., T. Rowe Price Investment Services,
Vice President, GNMA    Inc., T. Rowe Price Services, Inc., and
Fund                    T. Rowe Price Trust Company; Vice President,
                        T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Keir R. Joyce           Assistant Vice President, T. Rowe Price
(7/22/72)
Assistant Vice
President, GNMA Fund

Alan D. Levenson        Vice President, T. Rowe Price and T. Rowe Price
(7/17/58)               Group, Inc.
Vice President, GNMA
Fund

Patricia B. Lippert     Assistant Vice President, T. Rowe Price and
(1/12/53)               T. Rowe Price Investment Services, Inc.
Secretary, GNMA Fund

Edmund M. Notzon III    Vice President, T. Rowe Price, T. Rowe Price
(10/1/45)               Group, Inc., T. Rowe Price Investment Services,
Vice President, GNMA    Inc., and T. Rowe Price Trust Company
Fund

John D. Wells           Vice President, T. Rowe Price, T. Rowe Price
(6/29/60)               Group, Inc., and T. Rowe Price Savings Bank
Vice President, GNMA
Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003